Schedule of Outstanding Potentially Dilutive Securities (Details) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of common stock	$ 1.94	$ 3.25	$ 3.25	$ 3.25
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares	5,945,045
Inflamacore Llc License Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares	600,000	600,000